Accounts Receivable and Accrued Revenues (Tables)	9 Months Ended
Sep. 30, 2025
Trade and other current receivables [abstract]
Schedule of Accounts Receivable and Accrued Revenues

	September 30,	December 31,
As at	2025	2024
Trade and Accruals	2,496	2,378
Divestiture Proceeds Receivable (Note 5)	1,816	—
Prepaids and Deposits	259	187
Joint Operations Receivables	34	40
Other	83	9
	4,688	2,614